Auditor's Remuneration - Summary of Auditor's Remuneration (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing and Discontinued Operations [Member]
Auditor's remuneration [abstract]
Auditors Remuneration			$ 20
Auditor's remuneration for other services			0
Auditor's remuneration for tax services			1
Other than EY [Member]
Auditor's remuneration [abstract]
Auditors Remuneration	$ 3	$ 3	$ 3